Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document And Entity Information
Entity Registrant Name	Boston Therapeutics, Inc.
Entity Central Index Key	0001473579
Document Type	S-1
Document Period End Date	Dec. 31, 2014
Amendment Flag	true
Amendment description	This amendment is being filed to comply with regulations.
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company